UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ---------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raptor Capital Management LP
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Address:   280 Congress Street, 12th Floor
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           Boston, MA  02210
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Form 13F File Number: 028-13530
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Needham
        --------------------------------------------
Title:  Chief Financial Officer
        --------------------------------------------
Phone:  617-772-4621
        --------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Needham                 Boston, MA                         2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      165,553
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156      335    24,295 SH       SOLE          0       24,295      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   13,813   391,300 SH       SOLE          0      391,300      0    0
AMN HEALTHCARE SERVICES INC  COM              001744101    1,351   116,990 SH       SOLE          0      116,990      0    0
ANADARKO PETE CORP           COM              032511107    2,088    28,100 SH       SOLE          0       28,100      0    0
AOL INC                      COM              00184X105    4,017   135,679 SH       SOLE          0      135,679      0    0
AUTONATION INC               COM              05329W102    2,100    52,900 SH       SOLE          0       52,900      0    0
BMC SOFTWARE INC             COM              055921100    9,909   250,100 SH       SOLE          0      250,100      0    0
BP PLC                       SPONSORED ADR    055622104    4,272   102,600 SH       SOLE          0      102,600      0    0
CHURCHILL DOWNS INC          COM              171484108    4,352    65,500 SH       SOLE          0       65,500      0    0
CIGNA CORPORATION            COM              125509109    1,406    26,300 SH       SOLE          0       26,300      0    0
CINCINNATI BELL INC NEW      COM              171871106      213    38,900 SH       SOLE          0       38,900      0    0
CIT GROUP INC                COM NEW          125581801    1,039    26,900 SH       SOLE          0       26,900      0    0
COMPUTER SCIENCES CORP       COM              205363104    1,274    31,800 SH       SOLE          0       31,800      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    6,571   553,555 SH       SOLE          0      553,555      0    0
DISH NETWORK CORP            CL A             25470M109    8,423   231,400 SH       SOLE          0      231,400      0    0
EBAY INC                     COM              278642103    4,182    82,000 SH       SOLE          0       82,000      0    0
EXPRESS INC                  COM              30219E103    4,667   309,300 SH       SOLE          0      309,300      0    0
FLAGSTAR BANCORP INC         COM PAR .001     337930705    5,102   263,000 SH       SOLE          0      263,000      0    0
GAMESTOP CORP NEW            CL A             36467W109    1,044    41,600 SH       SOLE          0       41,600      0    0
GANNETT INC                  COM              364730101    2,986   165,800 SH       SOLE          0      165,800      0    0
GEO GROUP INC                COM              36159R103    4,264   151,200 SH       SOLE          0      151,200      0    0
HARBINGER GROUP INC          COM              41146A106    4,922   640,100 SH       SOLE          0      640,100      0    0
INTERXION HOLDING N.V        SHS              N47279109    8,778   369,447 SH       SOLE          0      369,447      0    0
INTL PAPER CO                COM              460146103    4,315   108,300 SH       SOLE          0      108,300      0    0
ISHARES INC                  MSCI ITALY       464286855    2,063   153,400 SH       SOLE          0      153,400      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119      580   153,400 SH       SOLE          0      153,400      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106    4,316    37,200 SH       SOLE          0       37,200      0    0
MONDELEZ INTL INC            CL A             609207105    1,901    74,700 SH       SOLE          0       74,700      0    0
MURPHY OIL CORP              COM              626717102    4,169    70,000 SH       SOLE          0       70,000      0    0
NATIONAL BK HLDGS CORP       CL A             633707104      760    40,000 SH       SOLE          0       40,000      0    0
PRICELINE COM INC            COM NEW          741503403    2,916     4,700 SH       SOLE          0        4,700      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301    9,496   873,592 SH       SOLE          0      873,592      0    0
PUMA BIOTECHNOLOGY INC       COM              74587V107    1,607    85,712 SH       SOLE          0       85,712      0    0
SIRIUS XM RADIO INC          COM              82967N108    6,994 2,419,900 SH       SOLE          0    2,419,900      0    0
TELENAV INC                  COM              879455103      240    30,000 SH       SOLE          0       30,000      0    0
THE ADT CORPORATION          COM              00101J106   10,604   228,100 SH       SOLE          0      228,100      0    0
TILE SHOP HLDGS INC          COM              88677Q109    4,066   241,578 SH       SOLE          0      241,578      0    0
TIVO INC                     COM              888706108    1,783   144,853 SH       SOLE          0      144,853      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    7,704   128,900 SH       SOLE          0      128,900      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    4,931    82,500 SH  CALL SOLE          0       82,500      0    0
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